WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 32.8%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.067%	6/12/24	$3,320,000	$3,361,180	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.233%	5/22/20	1,000,000	1,000,702	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	2.792%	5/15/25	2,620,000	2,679,593	(a)

Total Diversified Telecommunication Services				7,041,475

Media - 2.0%
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	3.413%	2/1/24	3,000,000	3,097,862	(a)
Comcast Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.461%	4/15/24	1,000,000	1,010,684	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	164,450
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.309%	4/1/21	2,500,000	2,506,956	(a)(b)

Total Media				6,779,952

Wireless Telecommunication Services - 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	572,712
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	91,546
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	218,750	220,795	(b)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.833%	1/16/24	1,020,000	1,030,156	(a)

Total Wireless Telecommunication Services				1,915,209

TOTAL COMMUNICATION SERVICES				15,736,636

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.2%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.091%	11/5/21	250,000	251,080	(a)
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.410%)	2.258%	4/12/21	1,000,000	1,003,833	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.710%	4/5/21	400,000	397,729	(a)
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.800%)	2.542%	8/7/20	400,000	401,156	(a)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	1

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	$330,000	$332,873
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	2.728%	4/9/21	1,000,000	1,003,505	(a)
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	2.128%	4/13/21	500,000	500,767	(a)

Total Automobiles				3,890,943

Hotels, Restaurants & Leisure - 0.4%
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	250,000	257,362
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.535%	3/8/21	636,000	639,256	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	450,000	402,457	(b)

Total Hotels, Restaurants & Leisure				1,299,075

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	330,920

Multiline Retail - 0.2%
Dollar Tree Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	2.536%	4/17/20	668,000	668,080	(a)

Oil, Gas & Consumable Fuels - 0.3%
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	2.107%	11/13/23	1,100,000	1,100,822	(a)

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	1.890%	3/1/22	490,000	491,697	(a)

TOTAL CONSUMER DISCRETIONARY				7,781,537

CONSUMER STAPLES - 1.2%
Beverages - 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.023%	2/1/21	190,000	192,024	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.588%	1/12/24	2,045,000	2,065,059	(a)
Constellation Brands Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	2.392%	11/15/21	740,000	740,118	(a)

Total Beverages				2,997,201

See Notes to Schedule of Investments.

2	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.158%	6/23/21	$400,000	$400,933	(a)

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.304%	2/10/21	250,000	248,942	(a)

Tobacco - 0.1%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	400,648
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	172,647

Total Tobacco				573,295

TOTAL CONSUMER STAPLES				4,220,371

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	184,224

Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	2.764%	9/16/21	1,000,000	1,010,681	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	1.993%	3/3/22	800,000	804,617	(a)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.257%	3/6/22	640,000	643,847	(a)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	3.111%	1/15/23	765,000	778,102	(a)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	91,079
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	184,000	188,819
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	250,583
Range Resources Corp., Senior Notes	4.875%	5/15/25	500,000	317,350
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.181%	5/11/20	330,000	330,313	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	480,000	519,000
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	650,000	647,731	(a)

Total Oil, Gas & Consumable Fuels				5,582,122

TOTAL ENERGY				5,766,346

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	3

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 16.5%
Banks - 12.9%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.208%	8/27/21	$960,000	$965,357	(a)(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	207,579
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.968%	4/12/23	200,000	202,993	(a)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	3.408%	4/11/22	1,000,000	1,022,020	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.682%	3/5/24	1,800,000	1,801,246	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	2.766%	7/23/24	500,000	507,626	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	2.801%	4/24/23	500,000	504,498	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.160%)	2.979%	1/20/23	1,500,000	1,523,484	(a)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	2.654%	9/15/26	200,000	198,733	(a)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.460%)	2.308%	4/13/21	1,100,000	1,101,293	(a)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.525%	3/7/22	600,000	602,219	(a)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	2.779%	7/20/23	1,000,000	1,019,448	(a)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	3.072%	5/16/24	1,400,000	1,426,026	(a)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	2.903%	5/22/22	250,000	254,013	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	479,626
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	480,000	517,534	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.751%	7/24/23	2,000,000	2,025,586	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.960%)	2.754%	4/25/22	500,000	505,742	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.070%)	2.955%	12/8/21	1,350,000	1,368,474	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	3.010%	9/1/23	1,200,000	1,224,367	(a)

See Notes to Schedule of Investments.

4	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	$940,000	$960,012
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	2.861%	6/10/20	980,000	982,901	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.089%	7/1/21	600,000	608,785	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	2.947%	9/12/23	970,000	976,345	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.557%	10/31/22	1,500,000	1,513,073	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	2.801%	7/24/23	2,100,000	2,127,085	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.154%	4/23/21	380,000	383,971	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.770%)	3.449%	2/25/21	300,000	304,400	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	2.692%	5/18/24	1,850,000	1,867,041	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.500%)	3.400%	1/5/22	400,000	408,989	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	2.260%	6/1/21	900,000	901,154	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	2.684%	1/10/25	1,600,000	1,607,464	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.031%	10/24/23	2,000,000	2,032,319	(a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.599%	2/22/22	1,000,000	1,012,643	(a)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.160%	4/30/21	430,000	431,539	(a)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.162%	5/15/23	800,000	808,725	(a)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	2.352%	11/15/21	400,000	402,895	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.559%	10/18/22	300,000	302,601	(a)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	5

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	2.643%	10/16/23	$1,200,000	$1,213,818	(a)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.153%	5/24/21	330,000	331,343	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	90,000	92,068
Truist Financial Corp., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.464%	6/15/20	1,000,000	1,000,572	(a)
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.114%	4/26/21	1,250,000	1,253,321	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/30/20	1,020,000	1,021,550	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.661%	2/11/22	1,000,000	1,007,087	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.007%	10/31/23	1,300,000	1,318,455	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.340%)	3.240%	3/4/21	1,250,000	1,264,876	(a)

Total Banks				43,592,896

Capital Markets - 1.6%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.562%	8/17/20	530,000	532,051	(a)
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 1.050%)	2.820%	10/30/23	1,000,000	1,020,652	(a)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	3.094%	12/14/23	250,000	254,488	(a)(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.930%)	2.732%	7/22/22	1,450,000	1,460,180	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	2.954%	5/8/24	1,000,000	1,014,316	(a)
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.430%	6/1/20	1,090,000	1,092,323	(a)

Total Capital Markets				5,374,010

Consumer Finance - 1.2%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.341%	11/5/21	500,000	503,491	(a)
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	632,726

See Notes to Schedule of Investments.

6	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
Capital One Financial Corp., Senior Notes (3 mo. USD LIBOR + 0.760%)	2.473%	5/12/20	$1,000,000	$1,000,859	(a)
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.202%	5/15/23	2,000,000	2,005,615	(a)

Total Consumer Finance				4,142,691

Diversified Financial Services - 0.3%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	420,000	468,815
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	449,758	(b)

Total Diversified Financial Services				918,573

Insurance - 0.5%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.391%	3/29/21	600,000	602,057	(a)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.591%	3/29/23	1,000,000	1,004,718	(a)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	1,627	2,412	(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.945%	2/12/23	6,399	6,495	(a)(b)

Total Insurance				1,615,682

TOTAL FINANCIALS				55,643,852

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.917%	6/6/22	1,054,000	1,065,780	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.653%	3/19/21	250,000	250,050	(a)

Total Health Care Equipment & Supplies				1,315,830

Health Care Providers & Services - 1.6%
CIGNA Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	2.721%	7/15/23	2,145,000	2,172,302	(a)
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	2.605%	3/9/21	3,400,000	3,409,914	(a)

Total Health Care Providers & Services				5,582,216

Pharmaceuticals - 1.8%
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.346%	11/21/22	1,940,000	1,959,450	(a)(b)
Allergan Funding SCS, Senior Notes (3 mo. USD LIBOR + 1.255%)	3.142%	3/12/20	1,000,000	1,000,308	(a)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	7

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.072%	5/16/22	$1,900,000	$1,909,861	(a)(b)
Pfizer Inc., Senior Notes (3 mo. USD LIBOR + 0.330%)	2.224%	9/15/23	1,000,000	1,005,336	(a)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,870
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	48,596

Total Pharmaceuticals				5,953,421

TOTAL HEALTH CARE				12,851,467

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.7%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.111%	5/11/21	600,000	602,411	(a)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.342%	8/16/21	2,000,000	2,000,021	(a)

Total Aerospace & Defense				2,602,432

Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	6,668	7,393

Electrical Equipment - 0.6%
General Electric Co., Senior Notes (3 mo. USD LIBOR + 1.000%)	2.894%	3/15/23	2,000,000	2,000,933	(a)

Machinery - 0.3%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.240%)	2.127%	3/12/21	490,000	490,084	(a)
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.435%	6/7/23	435,000	438,854	(a)

Total Machinery				928,938

TOTAL INDUSTRIALS				5,539,696

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.1%
IBM Credit LLC, Senior Notes (3 mo. USD LIBOR + 0.260%)	2.079%	1/20/21	450,000	451,049	(a)

See Notes to Schedule of Investments.

8	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.081%	5/11/22	$1,000,000	$1,006,030	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	480,000	494,644	(b)

Total Technology Hardware, Storage & Peripherals				1,500,674

TOTAL INFORMATION TECHNOLOGY				1,951,723

MATERIALS - 0.3%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	383,621	(b)

Metals & Mining - 0.2%
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	500,000	503,693

TOTAL MATERIALS				887,314

UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	308,585

TOTAL CORPORATE BONDS & NOTES (Cost - $109,968,207)				110,687,527

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 23.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	2.539%	9/15/34	500,000	501,230	(a)(b)
Acuity Funding Trust, 2020-CRE1A	3.645%	7/15/21	1,440,000	1,439,854	(b)(f)(g)
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	1.907%	2/25/37	641,096	601,264	(a)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.322%	9/26/45	1,540,000	1,232,732	(a)(b)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	1.792%	9/29/36	264,518	262,370	(a)(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.961%	5/28/36	442,515	442,312	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	2.727%	10/25/33	381,096	374,878	(a)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	2.909%	7/15/35	910,000	911,811	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	2.560%	2/16/37	940,000	941,105	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	2.729%	12/15/37	990,000	993,892	(a)(b)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	9

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.927%	8/25/35	$2,701	$2,706	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	1.917%	10/25/35	11,552	11,764	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	1.827%	1/25/36	4,987	4,826	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	367,052
CSMC Trust, 2010-3R 2A3	4.500%	12/26/36	389,562	399,478	(a)(b)
CSMC Trust, 2014-11R 15A2	3.786%	1/27/36	674,794	671,667	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	565,814	572,513	(b)
CSMC Trust, 2019-AFC1 A2, Step Bond	2.776%	7/25/49	565,814	572,631	(b)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	565,814	572,611	(b)
CSMC Trust, 2019-RPL9 A1	3.319%	10/27/59	701,988	711,848	(a)(b)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,609,147	(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,680,000	1,694,520	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.303%	12/29/45	46,374	46,410	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	2.266%	8/25/29	1,200,000	1,206,120	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3746 FB (1 mo. USD LIBOR + 0.930%)	2.589%	7/15/38	4,372,117	4,443,777	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.009%	11/15/40	119,621	119,806	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 4750 CF (1 mo. USD LIBOR + 0.350%)	2.009%	1/15/48	7,688,893	7,635,239	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 4945 KF (1 mo. USD LIBOR + 0.450%)	2.109%	9/25/49	1,380,460	1,379,835	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	3.124%	6/1/28	15,700	15,807	(a)

See Notes to Schedule of Investments.

10	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.827%	9/25/24	$96,125	$97,308	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.227%	12/25/27	15,166	15,184	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M3 (1 mo. USD LIBOR + 3.800%)	5.427%	3/25/29	440,000	467,327	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.077%	10/25/29	610,000	650,395	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	4.127%	3/25/30	500,000	516,549	(a)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	6.877%	10/25/23	378,452	417,078	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.027%	1/25/24	517,946	559,554	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.527%	11/25/24	181,331	198,664	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.627%	11/25/24	247,738	266,119	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	7.627%	9/25/28	333,555	360,080	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.877%	1/25/29	836,050	876,805	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.177%	7/25/30	350,000	371,246	(a)(b)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	11

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	3.877%	7/25/30	$950,000	$962,549	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.307%	10/25/30	97,159	97,166	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	3.777%	10/25/30	320,000	326,984	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	3.627%	3/25/31	629,522	630,998	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.727%	10/25/39	720,000	721,868	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	3.677%	1/25/40	800,000	799,848	(a)(b)
Federal National Mortgage Association (FNMA), REMIC Trust, 2019-38 CF (1 mo. USD LIBOR + 0.450%)	2.077%	7/25/49	6,893,507	6,892,378	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	130,368	131,991	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.499%	3/25/42	1,014,822	1,093,084	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.352%	8/25/43	697,795	726,857	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	2.772%	3/25/27	35,990	36,244	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2018-39 FW (1 mo. USD LIBOR + 0.300%)	2.081%	6/25/48	5,727,725	5,693,888	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.172%	8/25/42	625,040	650,173	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	2.027%	5/25/42	92,548	92,391	(a)
GCAT TRUST, 2020-NQM1 A3	2.554%	1/25/60	1,700,000	1,699,994	(b)(f)(g)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	1,313,647	1,308,468

See Notes to Schedule of Investments.

12	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.373%	12/19/59	$79,467	$79,525	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.234%	2/20/61	302,849	303,113	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.134%	3/20/63	583,456	582,214	(a)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	2.734%	3/20/66	2,861,095	2,907,461	(a)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	2.234%	7/20/67	1,003,842	1,005,060	(a)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.465%	3/20/23	227,500	228,111	(a)(b)
GS Mortgage Securities Corp. Trust, 2019-SOHO A (1 mo. USD LIBOR + 0.900%)	2.559%	6/15/36	1,500,000	1,502,039	(a)(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.805%	9/26/37	383,752	379,750	(a)(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.147%	11/25/35	400,123	376,947	(a)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	2.359%	6/15/34	451,874	451,526	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	306,367	317,332	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	707,333	718,676	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	581,462
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.509%	11/15/34	187,607	187,559	(a)(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 2A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.090%)	4.233%	12/26/46	444,576	449,396	(a)(b)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,587,404	(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	388,618	413,332	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	208,183	220,682	(a)(b)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	13

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	$407,674	$435,232	(a)(b)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	425,001	453,974	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	715,609	742,905	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	2.287%	8/25/35	187,828	184,318	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.502%	5/25/33	370,076	334,988	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	387,186	408,747
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.399%	5/27/23	570,299	575,268	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	4.313%	10/27/22	891,230	897,509	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	393,989	382,025	(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	9,176	6,233
Residential Accredit Loans Inc., 2006-QO7 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.800%)	2.853%	9/25/46	405,758	388,639	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.177%	5/25/37	972,533	721,259	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	2.077%	11/25/33	89,357	87,506	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.609%	6/15/33	561,000	561,335	(a)(b)
Sequoia Mortgage Trust, 9 2A	3.563%	9/20/32	131,544	132,523	(a)
Structured ARM Loan Trust, 2004-2 1A1	4.590%	3/25/34	215,102	219,749	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.089%	6/25/35	554,090	526,540	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	2.420%	11/11/34	291,629	291,426	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.326%	8/20/35	189,156	175,348	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	2.087%	4/25/45	1,659,643	1,657,748	(a)

See Notes to Schedule of Investments.

14	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	2.207%	7/25/45	$1,691,613	$1,682,953	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.027%	6/25/35	476,815	412,825	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.347%	7/25/45	542,171	535,278	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	179,130

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $79,632,196)				80,685,442

ASSET-BACKED SECURITIES - 22.8%
ACE Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.572%	5/25/35	2,000,000	1,984,824	(a)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	287,532	287,906	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.353%	5/1/27	102,925	102,935	(a)(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.430%)	2.057%	12/25/35	1,700,000	1,659,246	(a)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.470%)	2.097%	10/25/35	560,000	539,950	(a)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	2.899%	10/21/28	1,100,000	1,098,976	(a)(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.127%	9/25/35	272,135	273,355	(a)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	3.271%	4/24/29	750,000	749,550	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	2.911%	4/15/31	750,000	747,750	(a)(b)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	1.767%	12/25/36	1,689,671	1,645,670	(a)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.816%	7/17/26	201,052	201,052	(a)(b)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	15

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	2.791%	8/5/27	$500,000	$500,500	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	2.971%	1/15/28	500,000	500,500	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	417,281	(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	3.648%	11/20/30	250,000	250,473	(a)(b)
Bayview Financial Asset Trust, 2007- SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.461%	3/25/37	404,491	407,841	(a)(b)
BCC Funding Corp. XVI LLC, 2019-1A A2	2.460%	8/20/24	2,000,000	2,016,066	(b)
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR (3 mo. USD LIBOR + 0.780%)	2.599%	7/18/27	204,517	204,088	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.178%	4/13/27	238,986	239,010	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	2.863%	11/23/25	103,666	103,717	(a)(b)
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	2.861%	10/15/25	383,362	383,439	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	2.169%	9/16/24	1,500,000	1,508,625	(a)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.039%	7/20/31	500,000	500,200	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.909%	10/20/28	260,000	259,610	(a)(b)
CIFC Funding Ltd., 2013-2A A1LR (3 mo. USD LIBOR + 1.210%)	3.037%	10/18/30	500,000	500,600	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.829%	4/23/29	250,000	249,050	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	1.877%	6/25/37	292,946	293,266	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.670%	8/9/24	995,000	994,408	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	3.219%	7/20/28	250,000	250,000	(a)(b)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.081%	7/15/26	331,322	331,588	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	3.051%	1/15/29	$750,000	$750,825	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	1.878%	2/15/29	1,108,023	1,101,633	(a)
Domino’s Pizza Master Issuer LLC, 2017-1A A2I (3 mo. USD LIBOR + 1.250%)	3.044%	7/25/47	1,247,290	1,245,840	(a)(b)
DRB Prime Student Loan Trust, 2015-D A1 (1 mo. USD LIBOR + 1.700%)	3.327%	1/25/40	809,559	815,313	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.031%	7/15/30	250,000	250,025	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	2.977%	7/26/66	2,162,629	2,183,022	(a)(b)
Enterprise Fleet Financing LLC, 2017-3 A3	2.360%	5/20/23	1,300,000	1,311,864	(b)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	2.942%	5/15/30	780,000	781,092	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	770,743
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.841%	4/15/31	500,000	496,950	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.079%	1/20/30	500,000	500,050	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.874%	7/25/27	961,343	961,439	(a)(b)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	3.257%	1/20/33	420,000	417,354	(a)(b)
Hertz Vehicle Financing II LP, 2015-1A B	3.520%	3/25/21	950,000	950,925	(b)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	450,000	462,238	(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	380,000	397,865	(b)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	700,000	718,630	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	2.127%	10/25/35	798,860	787,155	(a)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.181%	7/15/26	250,000	249,300	(a)(b)
JFIN CLO Ltd., 2015-1A A1AR (3 mo. USD LIBOR + 0.800%)	2.694%	3/15/26	197,754	197,160	(a)(b)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	17

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.831%	4/15/31	$750,000	$743,475	(a)(b)
Kubota Credit Owner Trust, 2018-1A A2	2.800%	2/16/21	36,567	36,592	(b)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	994,995	1,015,144	(b)
Madison Park Funding XVIII Ltd., 2015-18A A1R (3 mo. USD LIBOR + 1.190%)	3.009%	10/21/30	500,000	500,000	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.017%	12/25/36	262,206	262,470	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	0.000%	7/15/29	500,000	500,000	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.290%)	1.917%	2/25/36	615,918	609,811	(a)
Nassau Ltd., 2017-IIA AF	3.380%	1/15/30	500,000	500,218	(b)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	2.858%	12/15/28	914,117	923,679	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	209,000	217,580	(b)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	2.559%	1/15/43	740,000	732,365	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.227%	4/25/40	1,305,071	1,283,853	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	2.927%	3/25/66	2,000,000	2,025,472	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	2.777%	3/25/66	999,237	1,000,620	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.020%	12/7/20	519,076	519,681	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	2.227%	9/25/47	625,490	616,298	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	2.557%	8/25/34	706,469	705,250	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	2.694%	10/25/41	550,168	548,507	(a)

See Notes to Schedule of Investments.

18	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
NovaStar Mortgage Funding Trust Series, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	3.052%	5/25/33	$147,439	$148,334	(a)
NovaStar Mortgage Funding Trust Series, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	2.337%	12/25/33	1,694,745	1,671,594	(a)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	2.689%	10/20/27	590,000	589,351	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.723%	5/23/31	760,000	759,113	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	3.032%	11/15/32	270,000	270,459	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	2.407%	11/25/34	1,630,877	1,634,320	(a)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	327,065	339,852
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	524,887	536,752
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.820%	4/30/27	550,000	550,000	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	2.906%	1/17/31	250,000	248,625	(a)(b)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	2.177%	4/25/30	468,826	464,090	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.507%	8/25/33	236,231	236,608	(a)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	2.921%	1/15/30	650,000	648,375	(a)(b)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	2.004%	3/15/27	506,766	506,090	(a)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	1.914%	1/25/27	701,508	697,731	(a)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	1.934%	10/25/28	854,335	849,626	(a)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	1.944%	10/25/29	498,142	493,639	(a)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	1.964%	1/25/41	1,108,677	1,066,287	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.944%	3/25/44	1,490,000	1,406,714	(a)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	19

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	2.177%	5/26/55	$1,106,016	$1,100,973	(a)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	2.277%	6/25/55	1,216,603	1,213,951	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	111,466	118,235
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	3.109%	2/17/32	296,230	299,100	(a)(b)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	2.658%	6/15/37	2,650,000	2,657,670	(a)(b)
Sofi Professional Loan Program LLC, 2019-A A2FX	3.690%	6/15/48	1,760,000	1,883,185	(b)
Sofi Professional Loan Program Trust, 2018-B A1FX	2.640%	8/25/47	986,185	988,296	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	2.197%	10/25/36	1,467,000	1,433,826	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.519%	10/20/28	420,000	420,084	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.094%	10/25/32	930,000	930,000	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.721%	4/15/29	1,180,000	1,173,510	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.929%	7/20/30	1,000,000	994,300	(a)(b)
Verizon Owner Trust, 2017-3A A1B (1 mo. USD LIBOR + 0.270%)	1.917%	4/20/22	1,185,929	1,187,840	(a)(b)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.041%	10/15/30	250,000	249,900	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	3.086%	4/17/30	500,000	500,000	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.981%	10/15/31	500,000	500,000	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.211%	7/24/32	500,000	500,800	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.361%	10/15/28	$250,000	$249,700	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.321%	7/15/32	250,000	248,425	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $76,672,329)				77,059,269

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.2%
U.S. Government Agencies - 1.5%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	1.918%	9/20/21	5,000,000	4,998,583	(a)

U.S. Government Obligations - 8.7%
U.S. Treasury Notes	1.875%	12/15/20	1,820,000	1,830,735
U.S. Treasury Notes	2.250%	3/31/21	230,000	232,951
U.S. Treasury Notes	2.125%	5/31/21	6,410,000	6,497,386
U.S. Treasury Notes	1.875%	4/30/22	1,000,000	1,021,094
U.S. Treasury Notes	1.750%	7/15/22	4,370,000	4,458,680
U.S. Treasury Notes	1.625%	11/15/22	4,940,000	5,038,125
U.S. Treasury Notes	2.625%	6/30/23	640,000	676,525
U.S. Treasury Notes	2.750%	7/31/23	1,590,000	1,689,189
U.S. Treasury Notes	2.750%	8/31/23	1,800,000	1,914,926
U.S. Treasury Notes	2.250%	1/31/24	1,700,000	1,788,088
U.S. Treasury Notes	2.875%	4/30/25	2,500,000	2,743,359
U.S. Treasury Notes	2.125%	5/31/26	1,540,000	1,644,010

Total U.S. Government Obligations				29,535,068

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $33,610,028)				34,533,651

MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	4/1/29	1,396	1,557
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.947%	6/1/43	304,656	311,288	(a)

Total FHLMC				312,845

FNMA - 0.1%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.360%	9/1/37	340,973	357,175	(a)

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	21

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 0.3%
Government National Mortgage Association (GNMA) II	3.500%	10/20/49	$193,158	$197,043
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.250%	9/20/20 - 9/20/32	68,468	70,495	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.000%	3/20/21 - 3/20/24	86,722	88,572	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	6/20/22 - 5/20/32	259,028	266,824	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.125%	10/20/22 - 10/20/27	233,111	238,433	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	5/20/26	37,940	38,921	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.250%	9/20/27	92,960	96,619	(a)

Total GNMA				996,907

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,646,861)				1,666,927

SENIOR LOANS - 0.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.353%	3/1/27	41,559	40,901	(a)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.159%	1/31/28	40,000	39,630	(a)(h)(i)

Total Diversified Telecommunication Services				80,531

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.360%	4/30/25	25,872	25,681	(a)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.346%	1/31/26	58,650	57,269	(a)(h)(i)

See Notes to Schedule of Investments.

22	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.353%	3/15/24	$639,758	$618,166	(a)(h)(i)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	4.159%	4/30/28	20,250	19,863	(a)(h)(i)

Total Media				720,979

TOTAL COMMUNICATION SERVICES				801,510

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.912%	9/23/26	77,130	75,568	(a)(h)(i)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.353%	11/19/26	81,035	80,174	(a)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.353%	12/23/24	22,050	21,377	(a)(h)(i)
Golden Nugget Inc., First Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.103-4.139%	10/4/23	86,561	85,190	(a)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.377%	6/22/26	95,086	94,135	(a)(h)(i)
Scientific Games International Inc., Initial Term Loan B5	4.353-4.369%	8/14/24	35,775	34,944	(a)(h)(i)

Total Hotels, Restaurants & Leisure				315,820

Specialty Retail - 0.0%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.103-4.113%	1/30/23	31,636	28,907	(a)(h)(i)

TOTAL CONSUMER DISCRETIONARY				420,295

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.171%	3/1/26	9,747	9,722	(a)(h)(i)

Insurance - 0.0%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.603%	11/3/24	49,622	49,421	(a)(h)(i)

TOTAL FINANCIALS				59,143

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	23

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.103%	8/18/22	$53,636	$53,279	(a)(h)(i)

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.397%	1/15/25	38,389	38,048	(a)(h)(i)

Airlines - 0.0%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	3.659%	12/14/23	43,650	42,413	(a)(h)(i)

Electrical Equipment - 0.1%
Generac Power Systems Inc., 2019 Replacement Term Loan (1 mo. USD LIBOR + 1.750%)	3.405%	12/13/26	42,885	42,898	(a)(h)(i)

Professional Services - 0.0%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.353%	11/16/26	36,470	36,228	(a)(h)(i)

TOTAL INDUSTRIALS				159,587

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.671%	10/1/22	67,484	66,725	(a)(h)(i)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	3.671%	1/19/24	26,867	26,565	(a)(h)(i)
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	7,862	7,796	(a)(h)(i)(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.353%	2/6/23	36,723	36,493	(a)(h)(i)

TOTAL MATERIALS				137,579

TOTAL SENIOR LOANS (Cost - $1,661,677)				1,631,393

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Put @ $120.50 (Cost - $2,562)	3/27/20	13	13,000	711

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,193,860)				306,264,920

See Notes to Schedule of Investments.

24	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 8.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $29,648,379)	1.510%	29,648,379	$29,648,379	(k)

TOTAL INVESTMENTS - 99.5% (Cost - $332,842,239)			335,913,299
Other Assets in Excess of Liabilities - 0.5%			1,541,202

TOTAL NET ASSETS - 100.0%			$337,454,501

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of February 29, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 29, 2020, the total market value of investments in Affiliated Companies was $29,648,379 and the cost was $29,648,379 (Note 2).

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	25

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	3/27/20	$119.50	27	$27,000	$(422)
U.S. Treasury 5-Year Notes Futures, Put	3/27/20	120.00	26	26,000	(813)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	131.00	25	25,000	(95,312)
U.S. Treasury Long-Term Bonds Futures, Call	3/27/20	163.00	10	10,000	(76,406)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $28,668)					$(172,953)

At February 29, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	76	6/20	$18,481,275	$18,803,350	$322,075
90-Day Eurodollar	45	12/20	11,025,072	11,148,188	123,116
U.S. Treasury 10-Year Notes	17	6/20	2,257,240	2,290,750	33,510

					478,701

Contracts to Sell:
90-Day Eurodollar	61	3/20	14,983,759	15,042,600	(58,841)
U.S. Treasury 5-Year Notes	147	6/20	17,861,526	18,044,250	(182,724)
U.S. Treasury Long-Term Bonds	25	6/20	4,142,384	4,256,250	(113,866)
U.S. Treasury Ultra Long-Term Bonds	4	6/20	802,026	830,000	(27,974)

					(383,405)

Net unrealized appreciation on open futures contracts					$95,296

See Notes to Schedule of Investments.

26	Western Asset Adjustable Rate Income Fund 2020 Quarterly Report

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
	$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR quarterly	—	$(8,043)
	6,180,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	(55,541)
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR quarterly	—	(61,312)
	3,000,000	12/18/21	1.434% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(1,386)	(36,641)
	8,800,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(86,651)	(686,283)
	7,294,000	11/15/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	234	(378,152)

Total	$34,024,000				$(87,803)	$(1,225,972)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Adjustable Rate Income Fund 2020 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$110,687,527	—	$110,687,527
Collateralized Mortgage Obligations	—	77,545,594	$3,139,848	80,685,442
Asset-Backed Securities	—	77,059,269	—	77,059,269
U.S. Government & Agency Obligations	—	34,533,651	—	34,533,651
Mortgage-Backed Securities	—	1,666,927	—	1,666,927
Senior Loans	—	1,631,393	—	1,631,393
Purchased Options	$711	—	—	711

Total Long-Term Investments	711	303,124,361	3,139,848	306,264,920

Short-Term Investments†	29,648,379	—	—	29,648,379

Total Investments	$29,649,090	$303,124,361	$3,139,848	$335,913,299

Other Financial Instruments:
Futures Contracts	$478,701	—	—	$478,701

Total	$30,127,791	$303,124,361	$3,139,848	$336,392,000

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$172,953	—	—	$172,953
Futures Contracts	383,405	—	—	383,405
Centrally Cleared Interest Rate Swaps	—	$1,225,972	—	1,225,972

Total	$556,358	$1,225,972	—	$1,782,330

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management

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Notes to Schedule of Investments (unaudited) (continued)

vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 29, 2020. The following transactions were effected in shares of such companies for the period ended February 29, 2020.

	Affiliate Value at May 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2020
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$34,817,548	$93,929,329	93,929,329	$128,746,877	128,746,877	—	$390,730	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	108,212,353	108,212,353	78,563,974	78,563,974	—	141,175	—	$29,648,379

	$34,817,548	$202,141,682		$207,310,851		—	$531,905	—	$29,648,379

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